JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Diversified Equity Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
JPMorgan Insurance Trust Government Bond Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Small Cap Equity Portfolio
(All Share Classes)

Supplement dated April 2, 2009
to the Prospectuses dated May 1, 2008, as supplemented

Portfolio Mergers

At special meetings of shareholders held on April 1, 2009, the shareholders of each of the Acquired Portfolios listed in the chart below approved the merger of each Acquired Portfolio into the corresponding Acquiring Portfolio.

ACQUIRED PORTFOLIOS		ACQUIRING PORTFOLIOS
JPMorgan Insurance Trust Government Bond Portfolio and JPMorgan Bond Portfolio	merge with and into	JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan International Equity Portfolio	merges with and into	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Mid Cap Value Portfolio	merges with and into	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio (to be renamed JPMorgan Insurance Trust Mid Cap Value Portfolio immediately following the merger)
JPMorgan Small Company Portfolio	merges with and into	JPMorgan Insurance Trust Small Cap Equity Portfolio (to be renamed JPMorgan Insurance Trust Small Cap Core Portfolio immediately following the merger)
JPMorgan U.S. Large Cap Core Equity Portfolio	merges with and into	JPMorgan Insurance Trust Diversified Equity Portfolio (to be renamed JPMorgan Insurance Trust U.S. Equity Portfolio immediately following the merger)

Because each of the mergers has now been approved by shareholders of the Acquired Portfolios, each of them is expected to close as of the close of business on April 24, 2009.

Change in Investment Objective for JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio

At the special meeting of shareholders of the JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio (the “DMCG Portfolio”) held on April 1, 2009, a new non-fundamental investment objective was approved for the DMCG Portfolio. Therefore, beginning on April 25, 2009, the investment objective for the DMCG Portfolio will be changed to the following:

The DMCG Portfolio seeks capital growth over the long term.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-MER-409